Note 5. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	11/30/2012	05/31/2012

Deferred tax asset- net operating loss	$48,000	$28,500
less valuation allowance	(48,000)	(28,500)

Net deferred tax asset	$0	$0